Loans and Allowance for Credit Losses, by FICO Score, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	$ 36,719	$ 41,430	$ 51,705	$ 58,797
Loans	769,631	757,267	782,770	864,830	382,195
Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	29,746	33,245	38,386	39,214
Loans	228,894	230,235	229,536	247,894	71,415
Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	206	250	331	728
Loans	85,991	96,149	103,708	110,164	75,565
Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	0	0
Loans	22,836	22,260	24,003	23,555	18,762
Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	0	0	0	151
Loans	86,460	86,565	89,058	93,253	56,171
Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	29,952	33,495	38,717	40,093
Loans	424,181	435,209	446,305	474,866	221,913
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	21,604	26,013
600-639	10,978	11,105
640-679	15,563	16,202
680-719	23,622	25,549
720-759	27,417	29,443
760-799	47,337	47,250
Greater than 800	21,381	19,719
No FICO available	4,691	6,195
FICO not required	0	0
Financing Receivable, Government Issued or Guaranteed	26,555	15,514
Loans, excluding Purchased Credit Impaired Loans	199,148	196,990
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	7,428	9,126
600-639	4,086	4,457
640-679	7,187	7,678
680-719	12,497	13,759
720-759	17,574	20,334
760-799	24,979	27,222
Greater than 800	10,247	10,607
No FICO available	1,787	2,716
FICO not required	0	0
Financing Receivable, Government Issued or Guaranteed	0	0
Loans, excluding Purchased Credit Impaired Loans	85,785	95,899
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	2,323	2,872
600-639	1,787	1,826
640-679	3,383	3,305
680-719	4,697	4,522
720-759	4,760	4,441
760-799	3,517	3,215
Greater than 800	1,969	1,794
No FICO available	400	285
FICO not required	0	0
Financing Receivable, Government Issued or Guaranteed	0	0
Loans, excluding Purchased Credit Impaired Loans	22,836	22,260
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	8,921	10,806
600-639	6,222	5,965
640-679	9,350	8,344
680-719	10,465	9,480
720-759	9,936	8,808
760-799	11,163	9,357
Greater than 800	5,674	4,692
No FICO available	4,393	7,528
FICO not required	4,990	4,132
Financing Receivable, Government Issued or Guaranteed	15,346	17,453
Loans, excluding Purchased Credit Impaired Loans	86,460	86,565
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	40,276	48,817
600-639	23,073	23,353
640-679	35,483	35,529
680-719	51,281	53,310
720-759	59,687	63,026
760-799	86,996	87,044
Greater than 800	39,271	36,812
No FICO available	11,271	16,724
FICO not required	4,990	4,132
Financing Receivable, Government Issued or Guaranteed	41,901	32,967
Loans, excluding Purchased Credit Impaired Loans	$ 394,229	$ 401,714